Issued Capital (Details) - Schedule of issued capital - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Issued Capital Abstract
Issued Capital Ordinary Share	196,053,969	166,749,382
Issued Capital Ordinary $	$ 71,803,404	$ 61,822,859